Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec. 14, 2011
Allianz AGIC Global Managed Volatility Fund (Second Prospectus Summary) | Allianz AGIC Global Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz AGIC Global Managed Volatility Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales large discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A
Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.  More information about these and other discounts is available in the "Classes of Shares" section beginning on page 61 of the Fund's statutory prospectus or from your financial advisor.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund's investment performance.

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based upon estimated amounts for the Fund's initial fiscal year ending November 30, 2012 and include organizational expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The
Examples are based, for the first year, on Total Annual Fund Operating Expenses
After Expense Reductions and, for all other periods, on Total Annual Fund
Operating Expenses.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming your do not redeem your shares
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by creating a portfolio of global equities that manages overall portfolio
volatility. The Fund normally invests primarily in equity
securities of companies located both in the U.S. and countries outside of the U.S., and will not invest more than 50% of its net assets in companies within any single country (including the U.S.)
The Fund may invest in issuers of any size market capitalization, including smaller capitalization companies. The Fund may also invest in initial public offerings (IPOs). The Fund will normally focus its investments in developed countries, but reserves the flexibility to invest in emerging market securities as well.

The portfolio managers use a dynamic quantitative process combined with a fundamentals-based, actively-managed security selection process to make individual security and sector selection decisions.
Under AGIC's managed volatility strategy, the portfolio managers emphasize stocks that exhibit a lower sensitivity to broader market movements (or "beta"), as they believe that stocks with higher betas are not rewarded with commensurately higher returns by the
market.The portfolio construction process is iterative in nature.
Initially, the portfolio managers build a fully invested and diversified portfolio subject to sector, capitalization and security constraints with a goal of minimizing total volatility as measured by the standard deviation of returns. The team then overlays a proprietary stock selection model and seeks to build a final portfolio of stocks that considers the trade off between volatility and sources of relative performance (or "alpha"). The portfolio managers consider whether to sell a particular security when any of the above factors
materially changes, or when a more attractive investment candidate is available.

The Fund may have a high portfolio turnover rate, which may be in excess of 100%.

In addition to equity securities (such as preferred stocks,
convertible securities and warrants) and equity-related
instruments, the Fund may invest in securities issued in initial public offerings (IPOs), and utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments. Although the Fund does not expect to invest significantly in derivative instruments during its initial fiscal year, it may do so at any time.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S.
or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity
Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging
Markets Risk, Currency Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO
Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of Principal Risks" in the Fund's
statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
Performance information for the Fund will be available after the Fund completes a full calendar year of operation.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	Performance information for the Fund will be available after the Fund completes a full calendar year of operation.
Allianz AGIC Global Managed Volatility Fund (Second Prospectus Summary) | Allianz AGIC Global Managed Volatility Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-03-31
Allianz AGIC Global Managed Volatility Fund (Second Prospectus Summary) | Allianz AGIC Global Managed Volatility Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-03-31
Allianz AGIC Global Managed Volatility Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.36%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.01%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(1.06%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.95%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	642
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	977
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	642
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	977
Allianz AGIC Global Managed Volatility Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.36%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.76%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(1.06%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.70%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	273
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	682
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	173
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	682

[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
[2]	Other Expenses are based upon estimated amounts for the Fund's initial fiscal year ending November 30, 2012 and include organizational expenses.
[3]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2013 to the extent that Total Annual Fund Operating Expenses, including payment of organizational expenses but excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 0.95% for Class A shares and 1.70% for Class C shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.